UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number:

811-23812

Elevation Series Trust

(Exact Name of Registrant as Specified in Charter)

1700 Broadway, Suite 2100

Denver, CO 80290

(Address of Principal Executive Offices) (Zip Code)

Nicholas Adams

Elevation Series Trust

1700 Broadway, Suite 2100

Denver, CO 80290

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code:

303-226-4150

With a copy to:

JoAnn M. Strasser

Thompson Hine LLP

17th Floor

41 South High Street

Columbus, Ohio 43215

Date of Fiscal Year End: July 31st

Date of Reporting Period: August 1, 2025 – January 31, 2026

Item 1.	Reports to Shareholders.

(a)	The Report to Shareholders is attached herewith.

This semi-annual shareholder report contains important information about the Sovereign's Capital Flourish Fund  (the "Fund") for the period of August 1, 2025 to January 31, 2026. Please contact us at +1 (800) 465-1403 or info@sovereignscapital.com or visit our website at https://www.scetfs.com/sovf for additional information.

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2026

NYSE Arca, Inc.: SOVF

WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Sovereign's Capital Flourish Fund	$37	0.75%

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment since inception. The result is compared with the Fund's benchmark.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

	Sovereign's Capital Flourish Fund	S&P Composite 1500 Equal Weight Total Return Index
Sep'23	10,000	10,000
Jul'24	12,394	12,339
Jul'25	11,912	12,480
Jan'26	12,085	13,975

The chart above represents historical performance of an investment of $10,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

Total Net Assets	$102,369,733
# of Portfolio Holdings	77
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$423,744

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	Since Inception (September 29, 2023)
Sovereign's Capital Flourish Fund - NAV	-5.20%	8.43%
S&P Composite 1500 Equal Weight Total Return Index	9.35%	15.38%

Past performance does not guarantee future results. Call +1 (800) 465-1403 or visit https://www.scetfs.com/sovf for current month-end performance.

Returns are cumulative for periods of less than one year.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Software & Tech Services 18.59%
Health Care 16.06%
Industrial Services 15.32%
Consumer Discretionary Products 9.23%
Insurance 7.84%
Tech Hardware & Semiconductors 6.06%
Industrial Products 4.94%
Financial Services 4.35%
Utilities 3.75%
Real Estate 3.04%
Retail & Wholesale - Staples 2.70%
Materials 2.53%
Consumer Staple Products 2.23%
Oil & Gas 1.50%
Banking 1.48%
Media 0.23%
Money Market Funds 0.15%

Value	Value
Money Market Funds	0.15%
Media	0.23%
Banking	1.48%
Oil & Gas	1.50%
Consumer Staple Products	2.23%
Materials	2.53%
Retail & Wholesale - Staples	2.70%
Real Estate	3.04%
Utilities	3.75%
Financial Services	4.35%
Industrial Products	4.94%
Tech Hardware & Semiconductors	6.06%
Insurance	7.84%
Consumer Discretionary Products	9.23%
Industrial Services	15.32%
Health Care	16.06%
Software & Tech Services	18.59%

COUNTRY

(Expressed as % of Total Investments)

United States
99.40%
Canada
0.49%
United Kingdom
0.11%

Value	Value
United Kingdom	0.11%
Canada	0.49%
United States	99.40%

Sovereign's Capital Flourish Fund

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2026

NYSE Arca, Inc.: SOVF

+1 (800) 465-1403

info@sovereignscapital.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://www.scetfs.com/sovf.

2.	The NPF Core Equity ETF did not commence operations during the reporting period.

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	The Registrant’s full schedule of investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(NYSE ARCA, Inc.: SOVF)

Semi-Annual Financial Statements

January 31, 2026

Sovereign’s Capital Flourish Fund

SCHEDULE OF INVESTMENTS

January 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.90%
Banking - 1.48%
Triumph Financial, Inc.(a)	24,085	$1,519,523

Consumer Discretionary Products - 9.23%
Columbia Sportswear Co.	14,011	774,528
Grand Canyon Education, Inc.(a)	18,221	3,167,539
LCI Industries	28,995	4,253,276
Miller Industries, Inc.	30,694	1,257,533
		9,452,876

Consumer Staple Products - 2.23%
Coca-Cola Consolidated, Inc.	4,517	686,855
J & J Snack Foods Corp.	3,481	330,695
Tyson Foods, Inc., Class A	13,268	866,799
Westrock Coffee Co.(a)	83,451	403,068
		2,287,417

Financial Services - 4.35%
Charles Schwab Corp.	10,327	1,073,182
CME Group, Inc.	2,888	834,805
Raymond James Financial, Inc.	10,455	1,734,066
S&P Global, Inc.	1,544	814,908
		4,456,961

Health Care - 16.07%
Amicus Therapeutics, Inc.(a)	414,128	5,917,889
Becton, Dickinson and Co.	1,443	293,622
Molina Healthcare, Inc.(a)	24,884	4,468,917
Option Care Health, Inc.(a)	94,260	3,204,840
ResMed, Inc.	1,015	262,185
U.S. Physical Therapy, Inc.	27,415	2,299,296
		16,446,749

Industrial Products - 4.94%
AZZ, Inc.	10,280	1,277,701
CSW Industrials, Inc.	3,677	992,717
Douglas Dynamics, Inc.	53,181	2,003,860
IDEX Corp.	1,128	223,964
ITT, Inc.	1,439	262,330
Lincoln Electric Holdings, Inc.	1,107	293,742
		5,054,314
	Shares	Value
Industrial Services - 15.33%
APi Group Corp.(a)	12,808	$532,429
EMCOR Group, Inc.	750	540,547
Fastenal Co.	13,553	587,658
Fermi, Inc.(a)	158,183	1,379,356
H&R Block, Inc.	23,048	909,244
Healthcare Services Group, Inc.(a)	67,891	1,277,709
Insperity, Inc.	105,413	4,504,297
J.B. Hunt Transport Services, Inc.	2,529	512,679
Kforce, Inc.	14,299	505,184
SiteOne Landscape Supply, Inc.(a)	8,500	1,220,090
United Parcel Service, Inc., Class B	30,288	3,217,191
Waste Connections, Inc.	3,022	506,487
		15,692,871

Insurance - 7.85%
American Financial Group, Inc.	18,259	2,378,600
Arthur J. Gallagher & Co.	4,789	1,194,233
Erie Indemnity Co., Class A	2,108	596,585
Primerica, Inc.	9,101	2,393,927
The Progressive Corp.	7,069	1,470,352
		8,033,697

Materials - 2.53%
Greif, Inc., Class A	36,725	2,593,520

Media - 0.23%
Advantage Solutions, Inc.(a)	221,053	238,737

Oil & Gas - 1.50%
APA Corp.	18,706	494,025
Devon Energy Corp.	13,137	528,239
Diamondback Energy, Inc.	3,118	511,196
		1,533,460

Real Estate - 3.04%
Camden Property Trust	4,632	505,120
CBRE Group, Inc., Class A(a)	12,553	2,138,152
SBA Communications Corp., Class A	2,543	468,192
		3,111,464

Retail & Wholesale - Staples - 2.70%
Copart, Inc.(a)	9,779	396,832
O’Reilly Automotive, Inc.(a)	6,299	619,884
Sprouts Farmers Market, Inc.(a)	5,825	413,051
US Foods Holding Corp.(a)	6,500	543,530
Walmart, Inc.	6,605	786,920
		2,760,217

See Notes to Financial Statements.

Sovereign’s Capital Flourish Fund

SCHEDULE OF INVESTMENTS

January 31, 2026 (Continued) (Unaudited)

	Shares	Value
Software & Tech Services - 18.60%
Alkami Technology, Inc.(a)	131,890	$2,794,749
Automatic Data Processing, Inc.	1,855	457,851
Endava PLC - Sponsored ADR(a)	18,011	113,830
Euronet Worldwide, Inc.(a)	34,189	2,477,335
Fiserv, Inc.(a)	58,929	3,755,545
HubSpot, Inc.(a)	797	223,160
Paycom Software, Inc.	15,120	2,037,420
Paylocity Holding Corp.(a)	13,259	1,789,700
Repay Holdings Corp., Class A(a)	447,048	1,560,198
Science Applications International Corp.	4,045	411,619
SPS Commerce, Inc.(a)	27,654	2,468,396
Verra Mobility Corp., Class A(a)	49,237	950,274
		19,040,077

Tech Hardware & Semiconductors - 6.07%
Arista Networks, Inc.(a)	8,862	1,256,100
Cisco Systems, Inc.	19,258	1,508,287
Diodes, Inc.(a)	20,154	1,192,915
NetApp, Inc.	4,209	405,537
Qorvo, Inc.(a)	8,436	658,936
Qualcomm, Inc.	2,800	424,452
Super Micro Computer, Inc.(a)	26,240	763,846
		6,210,073

Utilities - 3.75%
NextEra Energy, Inc.	14,681	1,290,460
Vistra Corp.	16,071	2,544,843
		3,835,303

TOTAL COMMON STOCKS
(Cost $104,102,199)		102,267,259

MONEY MARKET FUNDS - 0.15%
Invesco Government & Agency Portfolio, Institutional Class, 7-Day Yield - 3.61%(b)	157,884	157,884

TOTAL MONEY MARKET FUNDS
(Cost $157,884)		157,884

TOTAL INVESTMENTS - 100.05%
(Cost $104,260,083)		$102,425,143

Liabilities In Excess of Other Assets - (0.05%)		(55,410)

NET ASSETS - 100.00%		$102,369,733

(a)	Non-income producing security.

(b)	Rate disclosed is 7-Day Yield as of January 31, 2026.

Investment Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.

Sovereign’s Capital Flourish Fund

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2026 (Unaudited)

ASSETS:
Investments, at value	$102,425,143
Dividends receivable	10,545
Total Assets	102,435,688
LIABILITIES:
Payable to Investment Advisor	65,955
Total Liabilities	65,955
NET ASSETS	$102,369,733

NET ASSETS CONSIST OF:
Paid in capital	$110,590,125
Total distributable earnings/(accumulated deficit)	(8,220,392)
NET ASSETS	$102,369,733

INVESTMENTS, AT COST	$104,260,083

Net asset value:
Net assets	$102,369,733
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	3,431,164
Net asset value, price per share	$29.84

See Notes to Financial Statements.

Sovereign’s Capital Flourish Fund

STATEMENT OF OPERATIONS

For the Six Months ended January 31, 2026 (Unaudited)

INVESTMENT INCOME:
Dividends*	$885,423
Total Investment Income	885,423
EXPENSES:
Investment advisory fees (Note 3)	423,744
Total Expenses	423,744
NET INVESTMENT INCOME	461,679
Net realized gain/(loss) on:
Investments	(6,171,895)
Investments sold in-kind	6,558,014
Total Net Realized Gain	386,119
Net change in unrealized appreciation/depreciation on:
Investments	381,758
Total Net Change in Unrealized Appreciation/Depreciation	381,758
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	767,877
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,229,556
*Foreign taxes withheld on dividends	$338

See Notes to Financial Statements.

Sovereign’s Capital Flourish Fund

STATEMENTS OF CHANGES IN NET ASSETS

January 31, 2026

	For the Six Months Ended January 31, 2026 (Unaudited)	For the Year Ended July 31, 2025
OPERATIONS
Net investment income	$461,679	$584,707
Net realized gain	386,119	3,080,910
Net change in unrealized appreciation/depreciation	381,758	(7,941,216)
Net increase/(decrease) in net assets resulting from operations	1,229,556	(4,275,599)
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	(778,617)	(273,101)
Net decrease in net assets from distributions	(778,617)	(273,101)
BENEFICIAL INTEREST TRANSACTIONS (NOTE 5)
Shares sold	18,445,103	89,490,569
Shares redeemed	(30,957,209)	(29,008,195)
Net increase/(decrease) in net assets derived from share transactions	(12,512,106)	60,482,374
Net increase/(decrease) in net assets	(12,061,167)	55,933,674
NET ASSETS
Beginning of period	114,430,900	58,497,226
End of period	$102,369,733	$114,430,900

See Notes to Financial Statements.

Sovereign’s Capital Flourish Fund

FINANCIAL HIGHLIGHTS

January 31, 2026

	For the Six Months Ended January 31, 2026 (Unaudited)		For the Year Ended July 31, 2025	For the Period September 29, 2023 (Commencement of Operations) through July 31, 2024
Net Asset Value - Beginning of Period	$29.64		$30.93	$25.00	(a)

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.12		0.20	0.12
Net realized and unrealized gain/(loss) on investments	0.31		(1.40)	5.86
Total from Investment Operations	0.43		(1.20)	5.98

DISTRIBUTIONS:
From net investment income	(0.23)		(0.09)	(0.05)
Total Distributions	(0.23)		(0.09)	(0.05)

Net Increase/(Decrease) in net asset value	0.20		(1.29)	5.93
Net Asset Value - End of Period	$29.84		$29.64	$30.93
TOTAL RETURN(c)	1.45%		(3.88%)	23.94%

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000s)	$102,370		$114,431	$58,497
Ratio of net operating expenses to average net assets	0.75	%(d)	0.75%	0.75	%(d)
Ratio of net investment income to average net assets	0.82	%(d)	0.65%	0.49	%(d)
Portfolio turnover rate(e)(f)	23%		40%	41%

(a)	The net asset value at the beginning of the period represents the initial shares outstanding on September 29, 2023 (Commencement of Operations).
(b)	Calculated based on the average number of Fund shares outstanding during each fiscal period.
(c)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested. Total return calculated for a period of less than one year is not annualized.

(d)	Annualized.
(e)	Excludes the impact of in-kind transactions.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

Sovereign’s Capital Flourish Fund

NOTES TO FINANCIAL STATEMENTS

January 31, 2026 (Unaudited)

NOTE 1 - ORGANIZATION

Elevation Series Trust (the “Trust”) was organized on March 7, 2022, as a Delaware statutory trust, and is authorized to issue multiple investment series. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. These financial statements relate to one series of the Trust, Sovereign’s Capital Flourish Fund (the “Fund”). The Fund’s investment objective is to provide long-term capital appreciation. The Fund invests primarily in common stock of publicly traded U.S. companies that are selected by Sovereign’s Capital Management, LLC (the “Adviser”). The Adviser selects companies that are led by faith-driven CEOs that seek to build exceptional corporate cultures based on biblical values that allow employees to flourish. A company is considered a “U.S. company” if (i) the security is listed on a U.S. national securities exchange, (ii) the issuer is headquartered in the U.S., or (iii) the issuer derives a substantial portion of their revenues from, or has a substantial portion of its operations in, the U.S. The Fund commenced operations on September 29, 2023.

The Fund currently offers an unlimited number of shares of a single class, without par value, which are listed and traded on the NYSE Arca, Inc (the “Exchange”). The Fund issues and redeems shares only in creation units (“Creation Units”) which are offered on a continuous basis through Paralel Distributors LLC (the “Distributor”), without a sales load (but subject to transaction fees, if applicable), at the net asset value (“NAV”) per share next determined after receipt of an order in proper form pursuant to the terms of the Authorized Participant Agreement, calculated as of the scheduled close of regular trading on the Exchange on any day on which the Exchange is open for business. The Fund does not issue fractional Creation Units. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended.

The Fund adopted FASB Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). An operating segment is a component of the Fund that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the Fund’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s Portfolio Manager acts as the Fund’s CODM. The Fund is considered a single operating segment, and its performance and operating results are reviewed to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update 2013-08.

During the period ended January 31, 2026, the Fund adopted FASB Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendments enhanced income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. ASU 2023-09 had no material impact to the Fund’s financial statements during the period.

Portfolio Valuation: The NAV of the Fund is determined no less frequently than daily, on each day that the New York Stock Exchange (“NYSE”) is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV is determined by dividing the value of the Fund’s total assets less its liabilities by the number of shares outstanding.

Domestic equity securities traded on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day. If there has been no sale that business day, the securities are valued at the mean of the most recent bid and ask prices on the business day. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day. Portfolio securities traded in the over-the-counter market, but excluding NASDAQ, are valued at the last quoted sale price in such market. Debt obligations with maturities of 60 days or less are valued at amortized cost.

Investments in money market funds, including short-term investments, are generally priced at the ending NAV provided by the service agent of the Fund. These securities will be categorized as level 1 securities.

Securities for which market quotations are not readily available, including circumstances under which the Adviser determines that prices received are unreliable, are valued at fair value according to procedures established and adopted by the Fund’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the Fund’s valuation designee with respect to the fair valuation of the Fund’s portfolio securities, subject to oversight by and periodic reporting to the Board.

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Sovereign’s Capital Flourish Fund

NOTES TO FINANCIAL STATEMENTS

January 31, 2026 (Continued) (Unaudited)

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the Fund’s investments in the fair value hierarchy as of January 31, 2026:

Investments in Securities at Value(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$102,267,259	$—	$—	$102,267,259
Money Market Funds	157,884	—	—	157,884
Total	$102,425,143	$—	$—	$102,425,143

(a)	For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded as of the ex-dividend date or for certain foreign securities when the information becomes available to the Fund. Certain dividend income from foreign securities will be recorded, in the exercise of reasonable diligence, as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date and may be subject to withholding taxes in these jurisdictions. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis using the effective yield method.

Cash and Cash Equivalents: Cash and cash equivalents may include demand deposits and highly liquid investments, typically with original maturities of three months or less. Cash and cash equivalents are carried at cost, which approximates fair value.

Distributions to Shareholders: Dividends from net investment income of the Fund, if any, are declared and paid annually or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are declared and distributed at least annually.

Federal Income Tax: For federal income tax purposes, the Fund currently intends to qualify, as a regulated investment company under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its earnings to its shareholders. Accordingly, no provision for federal income or excise taxes has been made.

Income and capital gain distributions are determined and characterized in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

As of and during the period ended January 31, 2026, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statement of Operations. As of January 31, 2026, there were no interest or penalties incurred by The Fund. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. There are no uncertain tax positions that require a provision for income taxes.

NOTE 3 - ADVISORY FEES AND OTHER AFFILIATED TRANSACTIONS

Pursuant to the Investment Advisory Agreement, the Fund pays the Adviser a unitary management fee, which is calculated daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser has agreed to pay substantially all of the expenses of the Fund, including the cost of transfer agency, custody, fund administration and other non-distribution related services necessary for the Fund to operate, except for: the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, dividends and other expense on securities sold short, taxes and related services, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, any distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and litigation expenses and other non-routine or extraordinary expenses.

Vident Asset Management (“VA” or the “Sub-Adviser”), which shares a parent company with the Adviser, serves as the sub-adviser to the Fund. Pursuant to a Sub-Advisory Agreement between the Trust, the Adviser, and the Sub-Adviser, the Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund. For the services it provides to the Fund, the Sub-Adviser is compensated by the Adviser out of its unitary management fee.

Paralel Technologies LLC (the “Administrator”), the parent company of the Distributor, serves as the Fund’s administrator and fund accountant pursuant to an Administration and Fund Accounting Agreement. The Administrator provides the Fund with certain administrative, tax and accounting services. Fees for these services are paid by the Adviser out of its unitary management fee.

The Distributor, a wholly owned subsidiary of the Administrator, acts as the principal underwriter for the Fund and distributes shares pursuant to a Distribution Agreement. Shares are continuously offered for sale by the Distributor only in Creation Units as described in Note 1. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority.

State Street Bank and Trust Company (“State Street”) serves as the custodian of the Fund’s assets pursuant to a Custody Agreement and as the transfer agent pursuant to a Transfer Agent Agreement. Fees for these services are paid by the Adviser out of its unitary management fee.

The officers and the Interested Trustee of the Trust are officers and/or employees of the Administrator and/or Distributor. No persons (other than the Independent Trustees) receive compensation for acting as a trustee or officer. For their services, Independent Trustees receive a quarterly retainer, meeting fees, as well as reimbursement for reasonable travel, lodging and other expenses in connection with attendance at meetings. Trustee fees and expenses are paid by the Adviser out of its unitary management fee.

Sovereign’s Capital Flourish Fund

NOTES TO FINANCIAL STATEMENTS

January 31, 2026 (Continued) (Unaudited)

NOTE 4 - PURCHASES AND SALES OF SECURITIES

For the period ended January 31, 2026, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments), and in-kind transactions, were as follows:

Fund	Purchases	Sales	Purchases In-Kind	Sales In-Kind
Sovereign’s Capital Flourish Fund	$24,866,813	$25,696,487	$18,420,932	$30,214,793

NOTE 5 - BENEFICIAL INTEREST TRANSACTIONS

Shares are purchased from or redeemed by the Fund only in Creation Unit size aggregations generally of 10,000 Shares with Authorized Participants. Authorized Participants must be either broker-dealers or other participants in the clearing process through the Continuous Net Settlement System of the NSCC, clearing agencies registered with the SEC, or DTC Participants and must execute a Participant Agreement with the Distributor and accepted by State Street. Transactions of Creation Units generally consist of an in-kind designated portfolio of securities (“Deposit Securities”), with a cash component equal to the difference between the Deposit Securities and the NAV per unit of the Fund on the transaction date. The Fund may require cash to replace Deposit Securities if such securities are not available in sufficient quantities for delivery, are not eligible to be transferred or traded, are restricted under securities laws, or as a result of other situations.

Beneficial Interest transactions were as follows:

	For the Period Ended January 31, 2026	For the Year Ended July 31, 2025
Shares sold	630,000	2,920,000
Shares redeemed	(1,060,000)	(950,000)
Net increase/(decrease) in shares outstanding	(430,000)	1,970,000

NOTE 6 - TAX BASIS DISTRIBUTIONS AND TAX BASIS INFORMATION

The amounts and characteristics of tax basis distributions and composition of distributable earnings are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of January 31, 2026.

The character of distributions paid on a tax basis during the period ended July 31, 2025 was as follows:

		Long-Term
	Ordinary	Capital
Fund	Income	Gain
Sovereign’s Capital Flourish Fund	$273,101	$–

The amount of net unrealized appreciation/depreciation and the cost of investment securities for tax purposes at January 31, 2026 were as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Appreciation/ (Depreciation) of Foreign Currency	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes(a)
Sovereign’s Capital Flourish Fund	$12,705,108	$(15,628,868)	$–	$(2,923,760)	$105,348,903

(a)	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to various book-to-tax differences. Those differences primarily relate to wash sale adjustments for the Fund.

Certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of January 31, 2026.

NOTE 7 - INDEMNIFICATIONS

In the normal course of business, the Trust or Fund enters into contracts that contain a variety of representations which provide general indemnifications. Additionally, the Declaration of Trust provides that the Trust shall indemnify each person who is, or has been, a Trustee, officer, employee or agent of the Trust against certain liabilities arising out of the performance of their duties. The Fund’s maximum exposure under these arrangements is unknown, however, the Fund expects the risk of loss to be remote.

Sovereign’s Capital Flourish Fund

NOTES TO FINANCIAL STATEMENTS

January 31, 2026 (Continued) (Unaudited)

NOTE 8 - SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date these financial statements were issued and has determined that there were no subsequent events to report through the issuance of these financial statements.

Sovereign’s Capital Flourish Fund

ADDITIONAL INFORMATION

January 31, 2026 (Unaudited)

PROXY VOTING

The policies and procedures used by the Fund to determine how to vote proxies relating to portfolio securities held by the Fund are available, without charge, (i) on the SEC’s website at www.sec.gov or (ii) by calling toll-free 1-800-465-1403. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) at www.sec.gov or (ii) by calling toll-free 1-800-465-1403 or (iii) the Fund’s website at https://www.scetfs.com/sovf.

Fund distributed by Paralel Distributors LLC

Must be accompanied or preceded by a prospectus.

  NPF Core Equity ETF

SEMI-ANNUAL FINANCIAL STATEMENTS

January 31, 2026 (Unaudited)

The Fund had no operations during the period ended January 31, 2026, and accordingly, no financial statements are presented.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants on accounting and financial disclosure during the period covered by this report.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid by the Registrant is included in the financial statements as part of the report to shareholders filed under Item 7 of this Form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Sovereign’s Capital Flourish Fund (“SOVF”) Advisory Agreements Approval

At a meeting held on September 16, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of Elevation Series Trust (the “Trust”) considered the approval of an Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Sovereign’s Capital Management, LLC (“SCM”) on behalf of SOVF (the “Fund”) and the Investment Sub-Advisory Agreement between SCM and Vident Advisory, LLC (“VA”) on behalf of SOVF (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Advisory Agreements”).

The Board was assisted by independent legal counsel throughout the Advisory Agreements review process. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements and the weight to be given to each factor considered. The Board’s conclusions were based on a comprehensive evaluation of all the information provided and were not the result of any one factor. Moreover, each Trustee might have afforded different weights to the various factors in reaching his or her conclusions with respect to the approval of the Advisory Agreements.

SOVF Advisory Agreement

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services to be provided under the SOVF Advisory Agreement, noting that SCM provided general investment, portfolio management and compliance services to SOVF. In examining the nature, extent and quality of the investment advisory services to be provided by SCM, the Trustees considered the qualifications, experience and capabilities of SCM’s management team and other personnel. The Trustees also reviewed SOVF’s investment strategy, noting that SCM applies a values-based framework on the identified companies, considering a variety of qualitative and quantitative factors in evaluating whether a company demonstrates specific leadership and culture characteristics, and rejecting companies involved in industries or activities based on vice.

The Board noted that it had received a copy of SCM’s Form ADV, as well as the response of SCM to a detailed series of questions which included, among other things, information about the background and experience of the firm’s key personnel, the firm’s compliance program, and the services provided by SCM. The Board noted that VA, an affiliate of SCM, was the Fund’s trading sub-advisor responsible for executing the Fund’s trades.

After review of all the information and SCM’s satisfactory answers to the Board’s questions, the Board concluded that it was satisfied with the service provided by SCM to SOVF and its shareholders.

Performance. The Board noted that it had received information on SOVF’s performance relative to certain peer funds included in SOVF’s FUSE Report. The Board noted SOVF ranked in the bottom performance quartile of its peer group for the three-month, one-year and since inception periods and lagged its benchmark for the one-year period. The Board further noted that SOVF had outperformed another of SCM’s funds with a similar investment strategy. The Board reviewed the factors impacting SOVF’s performance and discussed the factors with SCM. Following review, the Board agreed SOVF’s strategy appeared to be operating as intended.

Cost of Services Provided. The Board reviewed the advisory fees for SOVF, noting that it was a “unitary fee” under which SOVF paid all expenses of the Fund except for the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, and extraordinary expenses, among others. The Board reviewed the Fund’s net expense ratio compared to its FUSE Peer Group and noted that it was the second highest of the peer group. They reviewed the factors contributing to the higher fee noting that, at the time SOVF was launched, the expense ratio was in line with the median expenses from comparable funds however, due to the relatively small size of the peer group, a different peer group composition from the initial FUSE Report and two of the funds in the peer group decreasing their advisory fees, SOVF’s expense ratio was now one of the highest of the peer group. The Board also considered SCM’s statement that SOVF’s research-intensive process of identifying appropriate investment opportunities and financial due diligence was significantly more labor intensive than the investment strategies of SOVF’s peer funds. Finally, the Board considered the fact that SOVF’s fee was lower than the fees charged by SCM for its other public equity funds and SMAs. In consideration of these factors, the Board agreed that fees paid under the Advisory Agreement for each Fund was not unreasonable.

Economies of Scale and Profitability. The Board evaluated the compensation and benefits received by SCM from its relationship with the Fund and reviewed an analysis of SCM’s profitability with respect to the work completed for the Fund, noting that it earned a modest and not-unreasonable profit from its work with SOVF. The Board also evaluated the fact that VA, the Fund’s sub-adviser, was an affiliate of SCM. The Board also noted that economies of scale had not yet been reached by SCM but, as the Fund grows, the Board and SCM will revisit the opportunity for breakpoints in the future.

Conclusion. Based on consideration of all the factors in their totality, the Board determined that the SOVF Advisory Agreement, including the compensation payable under the agreement to SOVF, was fair and reasonable. The Board, including the Independent Trustees, therefore determined that the renewal of the SOVF Advisory Agreement was in the best interests of SOVF and its shareholders.

SOVF Sub-Advisory Agreement

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the SOVF Sub-Advisory Agreement, noting that VA provides portfolio management and trading services to the Fund. The Board considered the quality of VA’s compliance program, as well as the experience of VA in providing similar services to other ETFs. The Board noted that it had received a copy of VA’s Form ADV, financial statements, as well as VA’s response to a detailed series of questions that included, among other things, information about VA’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, brokerage information and other practices.

The Board considered that VA was retained to provide ETF portfolio management and trading services to each SOVF. The Board also considered VA’s recognized status in the industry and extensive experience with respect to portfolio management services given the number of ETFs for which it provides similar sub advisory services. After discussion the Board concluded that it was satisfied with the service provided by VA to SOVF and its shareholders.

Performance. The Board agreed that the overall performance considerations were more appropriately considered as part of the consideration of the SOVF Advisory Agreement at the adviser level.

Cost of Services Provided. The Board reviewed the sub-advisory fees paid by SCM to VA for its services to SOVF. The Board considered that the fees paid to VA were paid by SCM, not the Fund, as part of its unitary fee arrangement and agreed that fund-to-fund comparisons were most appropriate at the advisory level. The Board agreed that the VA fees reflected a not-unreasonable allocation of the advisory fees paid to each firm given the work performed by each firm and noted that the fees were in line with those charged by VA for managing other funds.

Economies of Scale and Profitability. The Board evaluated the compensation and benefits received by VA from its relationship with SOVF and reviewed an analysis of VA’s profitability with respect to the work completed for the Fund. The Board noted that the profitability analysis provided by VA was Pro Forma and not actual profits so the actual profit and projected profit in the analysis were substantially similar. Based on that discussion, the Board concluded that VA had earned a modest and not-unreasonable profit from its work with each Fund.

The Board noted that economies of scale were more appropriately considered at the adviser-level due to the unitary fee structure of the Fund and should be considered with respect to the overall SOVF Advisory Agreement, taking into consideration the impact of the sub-advisory expense.

Conclusion. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the SOVF Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable for SOVF. The Board, including a majority of the Independent Trustees, therefore determined that the renewal of the SOVF Sub-Advisory Agreement was in the best interests of SOVF and its shareholders.

NPF Core Equity ETF (“NPFE”) Advisory Agreements Approval

At a meeting held on September 16, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of Elevation Series Trust (the “Trust”) considered the approval of an Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Norris, Perné & French LLP d/b/a NPF Investment Advisors (“NPF”) on behalf of NPFE (the “Fund”) and the Investment Sub-Advisory Agreement between NPF and Vident Advisory, LLC (“VA”) on behalf of NPFE (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Advisory Agreements”).

The Board was assisted by independent legal counsel throughout the Advisory Agreements review process. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements and the weight to be given to each factor considered. The Board’s conclusions were based on a comprehensive evaluation of all the information provided and were not the result of any one factor. Moreover, each Trustee might have afforded different weights to the various factors in reaching his or her conclusions with respect to the approval of the Advisory Agreements.

NPFE Advisory Agreement and Sub-Advisory Agreement

Nature, Extent, and Quality of Services Provided (NPF). The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that NPF would provide a full range of services to NPFE including, but not limited to, portfolio management, management of vendor relationships, interactions with the Trust, as well as portfolio compliance and trading. The Board noted that it had received a copy of NPF’s Form ADV, as well as the response of NPF to a detailed series of questions which included, among other things, information about the background and experience of the firm’s key personnel, the firm’s compliance program, and the services proposed to be provided by NPF. The Trustees considered the proposed investment management process to be used in managing the assets of NPFE, including the experience and capability of NPF’s management and compliance teams. The Trustees considered details of NPF’s compliance process ensuring adherence with NPFE’s investment policies and restrictions. The Board concluded that the nature and extent of the services to be provided by NPF as the investment adviser to NPFE would be of high quality, appropriate and sufficient to support the approval of the Advisory Agreement.

Nature, Extent, and Quality of Services Provided (VA). The Trustees considered the scope of services to be provided under the Sub-Advisory Agreement, noting that NPF had selected VA to provide the Fund with ETF trading services. The Board noted that it had received a copy of VA’s Form ADV, as well as the response of VA to a detailed series of questions which included, among other things, information about the background and experience of the firm’s key personnel, the firm’s compliance program, and the services proposed to be provided by VA. With respect to the nature, extent and quality of the services provided by VA, the Trustees considered their familiarity with VA in context of providing similar services to SRH REIT Covered Call ETF and SRH U.S. Quality GARP ETF, each a series of the Trust. The Board considered that VA would perform ETF trade execution, portfolio monitoring (including monitoring NPFE’s shares on its exchange), basket creation review, valuation support, cash reconciliations, and other services on behalf of the NPFE, supporting NPFE across a wide area of operations. The Board noted the depth of VA’s network in identifying trading opportunities and the longevity of its trading relationships. The Board reviewed the background information of the key investment personnel, noting their satisfaction with the senior personnel dedicated to servicing NPFE, the individuals’ educations, and wide range of experience. The Board observed VA’s extensive compliance program and experienced compliance personnel. The Board reviewed VA’s best execution practices and its process for evaluating broker-dealers to ensure best execution. In conclusion, the Trustees agreed that VA had the resources to provide high quality service to NPFE and its shareholders.

Performance. The Board considered the information provided by NPF, related to NPFE’s strategy, and observed that the proposed strategy for NPFE is identical to the strategy utilized by NPF’s SMA clients (“NPF SMA Strategy”). The Board reviewed the performance of the NPF SMA Strategy over various periods ended June 30, 2025.

The Board noted that the NPF SMA Strategy underperformed the S&P 1500 (“Benchmark”) for the 1-, 3- and 5-year periods but had outperformed the Benchmark since inception. The Board acknowledged NPF’s explanation that the NPF SMA Strategy’s recent underperformance was primarily attributable to lower exposure to artificial intelligence and lower exposure to overall market risk and volatility due to a higher exposure in the healthcare sector. The Board noted the effective work of NPFE’s proposed sub-adviser, VA, in a similar trading role with other series of the Trust. The Trustees further considered the components and makeup of the Fund’s proposed strategy, noting it appears to be reasonably designed to achieve the intended investment objectives of NPFE. The Board agreed that, because of VA’s limited role, overall performance considerations were more appropriately considered with respect to NPF’s roles with NPFE. Based on the foregoing, Trustees concluded that NPF could be expected to provide reasonable returns consistent with NPFE’s stated objectives and strategies.

Fees and Expenses. The Board reviewed the proposed advisory fee for NPFE, which was proposed as a “unitary fee” under which NPF would pay all ordinary operating expenses of NPFE except for the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, and extraordinary expenses, among others. Accordingly, the Board agreed that a comparison of the Fund’s unitary management fee to the peer funds’ total expense ratio in the report provided by FUSE was appropriate. The Board also stated that as all fees were paid from this unitary fee, the proposed unitary management fee is most appropriately analyzed at the adviser level. The Board agreed that the VA fee reflected was not an unreasonable allocation of the advisory fees paid to each firm given the work performed by each firm.

The Board observed that both NPFE’s proposed management fee and total net expense ratio were well below the median of the FUSE Peer Group, both of which ranked in the top percentile of the peer group. The Board further acknowledged that while NPF did not manage any other funds that utilized a directly similar strategy to that of which NPFE would employ, it did provide advisory services and a similar investment strategy to its SMA clients. The Board noted that the fees proposed for NPFE were similar to those charged by NPF to its SMA clients. The Board agreed that the fee appeared commensurate with the expertise required to implement NPFE’s strategies. The Board concluded that the proposed unitary management fee for NPFE was not unreasonable.

Economies of Scale and Profitability (NPF). The Board evaluated the compensation and benefits to be received by NPF from its relationship with NPFE and reviewed an analysis of NPF’s projected profitability with respect to the work to be completed for NPFE. In their discussion, the Board considered the range of what might reasonably be believed to be a fair entrepreneurial profit. The Board discussed NPF’s method of allocating certain expenses and the range of estimated profits when using the various methods of allocating expenses that were common practice in the industry. The Board also acknowledged that the majority of the seed money for NPFE would be the conversion of current SMA clients to the Fund and for current advisory clients who allocate to NPFE, NPF plans to reduce the SMA advisory fee so that such clients would not pay duplicative advisory fees. Overall, the Board concluded that the profit estimates represented a fair entrepreneurial profit.

Economies of Scale and Profitability (VA). The Board evaluated the compensation and benefits to be received by VA from its relationship with NPFE and reviewed an analysis of VA’s expected profitability with respect to the work to be completed for NPFE. The Board noted that given the unitary fee nature of the advisory agreement, economies of scale were more appropriately considered at the adviser-level and should be considered with respect to the overall advisory agreement for NPFE, taking into consideration the impact of the sub-advisory expense.

Conclusion. Having requested and received information from NPF and VA as it believed to be reasonably necessary to evaluate the terms of each of the Advisory Agreement and Sub-Advisory Agreement, and as assisted by the advice and guidance of legal counsel, the Board concluded that approval of each of the Agreements were in the best interests of NPFE and its future shareholders.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

No material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees have been implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16.	Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to this semi-annual filing.
(a)(2)	Not applicable to this semi-annual filing.
(a)(3)	Certifications as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached hereto.
(a)(4)	Not applicable to open-end investment companies.
(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.
(b)

Certifications as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ELEVATION SERIES TRUST

By:	/s/ Bradley Swenson
Bradley Swenson, President (Principal Executive Officer)

Date:	April 10, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the date indicated.

By:	/s/ Bradley Swenson
Bradley Swenson, President (Principal Executive Officer)

Date:	April 10, 2026

By:	/s/ Nicholas Austin
Nicholas Austin, Treasurer (Principal Financial Officer)

Date:	April 10, 2026